Taxation (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Taxation [Abstract]
Profit before income tax expense			$ 474,512	$ 1,323,634
Thailand income tax statutory rate			20.00%	20.00%
Income tax at statutory tax rate			$ 94,902	$ 264,727
Permanent differences			25,051	(91,667)
Income tax expense (benefit)	$ 27,866	$ 293,302	$ 119,953	$ 173,060